Equity reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number, weighted average exercise price and value of RSU, options and warrants [Table Text Block]
	RSUs		Options				Warrants
					Weighted				Weighted
					average				average
					exercise				exercise		Total
	Number	Value	Number		price	Value	Number		price	Value	value
December 31, 2019	81	$1,617	315	C$	9.56	$2,720	10,810	C$	4.24	$17,111	$21,448
Share-based payments	-	458	-		-	-	-		-	-	458
Granted	191	441	383		6.70	774	362		13.00	2,123	3,338
Exercised	(40)	(1,183)	(81)		(7.00)	(209)	(2,679)		(3.33)	(2,320)	(3,712)
Expired	-	-	(20)		(4.55)	(47)	(127)		(6.50)	(159)	(206)
Forfeited	(6)	(4)	(9)		(6.70)	(31)	-		-	-	(35)
December 31, 2020	226	$1,329	588	C$	8.27	$3,207	8,366	C$	4.88	$16,755	$21,291
Share-based payments	-	587	-		-	998	-		-	-	1,585
Granted	76	499	467		15.59	1,081	-		-	-	1,580
Exercised	(81)	(842)	(164)		(4.68)	(421)	(6,527)		(2.94)	(5,344)	(6,607)
Expired	-	-	-		-	-	(7)		(2.90)	(5)	(5)
Forfeited	(5)	(22)	(2)		(6.70)	(8)	-		-	-	(30)
December 31, 2021	216	$1,551	889	C$	12.78	$4,857	1,832	C$	11.78	$11,406	$17,814

Disclosure Of share based payment arrangement, option, exercise price range [Table Text Block]
			Weighted	Weighted	Weighted
			average	average	average
	No.	No.	remaining	exercise	grant date
Range of prices	outstanding	exercisable	life (years)	price	share price
C$ 6.70 - 10.00	362	164	3.2	C$ 6.70	C$ 6.70
10.01 - 15.00	300	-	1.1	13.87	13.87
15.01 - 20.00	166	52	4.3	18.69	18.69
20.01 - 25.00	29	29	1.6	24.00	24.00
30.01 - 30.40	32	32	2.0	30.40	30.40
	889	277		C$ 12.78

Disclosure Of number, exercise price and fair value assumptions of warrants and broker warrants [Table Text Block]
							Expected	Risk-free
No.	No.	Grant	Expiry	Exercise	Expected	Expected	dividend	Interest
outstanding	exercisable	Date	Date	price	volatility	life (years)	yield	rate
349	349	12/01/17	12/01/22	C$ 11.50	93%	5.00	0%	2%
1,142	1,142	12/13/17	12/13/22	C$ 11.50	93%	5.00	0%	2%
341	341	12/07/20	12/08/25	C$ 13.00	88%	5.00	0%	0%
1,832	1,832			C$ 11.78